Investment in a Joint Venture / Associate - Financial information for Zenlabs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment in a Joint Venture
Revenue	€ 0	€ 0	€ 47
Net loss for the year	(389,119)	(253,064)	(411,036)
Current assets	218,656	220,979
Non-current assets	93,285	67,852
Non-current liabilities	(14,867)	(12,312)
Current liabilities	(260,016)	(73,016)
Shareholders' equity	€ 37,058	€ 203,503	342,511	€ 57,722
Reconciliation to the Group's interest in at equity-accounted investee:
Group's effective interest in the joint venture / associate	27.70%	27.70%
Group's share in shareholders' equity	€ 5,480	€ 7,780
Goodwill	8,079	8,370
Currency translation difference	(2,519)	(2,740)
Investment in equity instrument	11,040	13,410
Zenlabs Energy Inc
Investment in a Joint Venture
Revenue	2,789	1,927
Loss from continued operations	(9,022)	(7,777)
Net loss for the year	(8,478)	(7,369)
Current assets	9,944	13,487
Non-current assets	22,993	25,438
Preferred stock reclassification	21,434	21,619
Non-current liabilities	(29,965)	(31,482)
Current liabilities	(4,624)	(933)
Shareholders' equity	€ 19,782	28,129
Reconciliation to the Group's interest in at equity-accounted investee:
Group's effective interest in the joint venture / associate	27.70%
Investment in equity instrument	€ 11,040	€ 13,410	€ 15,054